Appendix 2.1 Additional Information No. 715 of February 3, 2012 - Summary of Trade Receivables by Aging (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Receivables [Line Items]
Trade receivables, Current	$ 628,681,800	$ 481,442,020
Non-current receivables	515,786,340	445,016,566
Trade receivables, Non-current	442,871,507	377,047,284
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	694,597,739	531,179,316
Non-current receivables	515,856,801	445,129,898
Trade receivables, Non-current	442,941,968	377,160,616
Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	628,681,800	481,442,020
Non-current receivables	442,871,507	377,047,284
Portfolio stratification [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(65,915,939)
Allowance for doubtful accounts		(49,737,296)
Non-current receivables		(113,332)
Trade receivables, Non-current	(70,461)
Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	434,037,755	372,182,534
Portfolio stratification [Member] | Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(12,199,914)
Allowance for doubtful accounts		(5,564,122)
Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	73,932,865	36,093,197
Portfolio stratification [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(538,295)
Allowance for doubtful accounts		(291,820)
Portfolio stratification [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	21,178,960	11,407,509
Portfolio stratification [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,271,819)
Allowance for doubtful accounts		(999,683)
Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,030,203
Portfolio stratification [Member] | 61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,612,055)
Portfolio stratification [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,159,665	4,838,764
Portfolio stratification [Member] | 91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,007,354)
Allowance for doubtful accounts		(2,061,977)
Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,558,738	4,861,478
Portfolio stratification [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(5,163,509)
Allowance for doubtful accounts		(2,685,492)
Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,183,906	3,813,146
Portfolio stratification [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(4,464,527)
Allowance for doubtful accounts		(3,242,896)
Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,735,474	1,477,091
Portfolio stratification [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(4,772,548)
Allowance for doubtful accounts		(2,392,141)
Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,390,619	1,314,469
Portfolio stratification [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(5,319,334)
Allowance for doubtful accounts		(2,225,233)
Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,295,868	5,520,169
Portfolio stratification [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(9,998,619)
Allowance for doubtful accounts		(9,210,179)
Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	51,177,747	34,485,893
Portfolio stratification [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(18,567,965)
Allowance for doubtful accounts		(19,974,009)
Portfolio stratification [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		5,447,770
Portfolio stratification [Member] | 61-90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts		(1,089,744)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	320,328,509	240,392,216
Trade receivables, Non-current	98,464,396	164,089,704
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(4,605,191)
Allowance for doubtful accounts		(3,791,334)
Trade receivables, Non-current	(70,461)	(113,332)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	316,708,886	234,943,733
Non-current receivables		164,089,704
Trade receivables, Non-current	98,464,396
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,619,623	5,448,483
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	48,467,567	174,990,109
Trade receivables, Non-current	5,315,369	164,089,704
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	271,860,942	65,402,107
Non-current receivables	93,149,027
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	239,206,312	207,362,673
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(831,459)
Allowance for doubtful accounts		(123,260)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	236,623,099	204,354,697
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,583,213	3,007,976
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	48,467,567	174,934,439
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	190,738,745	32,428,234
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	53,529,239	17,592,321
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(34)
Allowance for doubtful accounts		(989)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	53,489,015	17,521,848
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	40,224	70,473
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	53,529,239	17,592,321
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,068,187	1,880,972
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(44,694)
Allowance for doubtful accounts		(1,163)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,048,035	1,876,016
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	20,152	4,956
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,068,187	1,880,972
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,699,828
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(33,223)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,679,005
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	20,823
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,699,828
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	555,824	457,537
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(10,689)
Allowance for doubtful accounts		(56,036)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	526,570	135,284
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	29,254	322,253
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		55,670
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	555,824	401,867
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	529,143	494,444
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(25,879)
Allowance for doubtful accounts		(633)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	486,746	485,164
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	42,397	9,280
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	529,143	494,444
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,642,032	356,603
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(83,565)
Allowance for doubtful accounts		(722)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,536,563	199,958
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	105,469	156,645
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,642,032	356,603
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	780,749	377,744
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(113,137)
Allowance for doubtful accounts		(4,160)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	731,150	243,828
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	49,599	133,916
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	780,749	377,744
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,662,418	533,493
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(12,055)
Allowance for doubtful accounts		(3,946)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,624,299	270,705
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	38,119	262,788
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,662,418	533,493
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,827,927	1,925,441
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(23,558)
Allowance for doubtful accounts		(406,781)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,540,039	853,335
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	287,888	1,072,106
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,827,927	1,925,441
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	11,826,850	9,037,377
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,426,898)
Allowance for doubtful accounts		(3,192,642)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	11,424,365	8,634,892
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	402,485	402,485
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	11,826,850	9,037,377
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		373,611
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts		(1,002)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		368,006
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		5,605
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		373,611
Trade receivables, distribution [Member] | Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	374,269,230	290,787,100
Trade receivables, Non-current	344,477,572	213,070,912
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	694,597,739	531,179,316
Trade receivables, Non-current	442,941,968	377,160,616
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(61,310,748)
Allowance for doubtful accounts		(45,945,962)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	294,045,156	178,636,908
Trade receivables, Non-current	338,671,964	209,112,768
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	54,335,002	82,731,771
Trade receivables, Non-current	604,764	807,561
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	25,889,072	29,418,421
Trade receivables, Non-current	5,200,844	3,150,583
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	198,801,542	126,861,713
Trade receivables, Non-current		206,186,925
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	175,467,688	163,925,387
Trade receivables, Non-current	344,477,572	6,883,986
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	207,031,357	170,383,983
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	446,237,669	377,746,656
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(11,368,455)
Allowance for doubtful accounts		(5,440,862)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	184,932,481	102,010,816
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	21,292,324	63,058,780
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	806,552	5,314,387
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	198,801,542	126,861,713
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,229,815	43,522,270
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	20,941,921	18,792,696
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	74,471,160	36,385,017
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(538,261)
Allowance for doubtful accounts		(290,831)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,491,380	10,395,375
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	15,164,974	6,720,252
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	285,567	1,677,069
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	20,941,921	18,792,696
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	17,382,592	10,526,220
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	22,450,779	12,407,192
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,227,125)
Allowance for doubtful accounts		(998,520)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	13,707,222	5,325,182
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,576,480	1,907,638
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,098,890	3,293,400
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	17,382,592	10,526,220
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,942,430
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,642,258
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,578,832)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,926,780
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	67,893
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,083,543
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,942,430
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,611,195	6,443,204
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,167,019	6,900,741
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,996,665)
Allowance for doubtful accounts		(2,005,941)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,531,592	3,889,157
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,960,872	1,875,941
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,118,731	678,106
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,611,195	6,443,204
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	13,193,104	7,052,526
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	13,722,247	7,546,970
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(5,137,630)
Allowance for doubtful accounts		(2,684,859)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,515,887	4,248,311
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,161,778	1,031,268
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,515,439	1,772,947
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	13,193,104	7,052,526
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,006,401	6,699,439
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	11,648,433	7,056,042
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(4,380,962)
Allowance for doubtful accounts		(3,242,174)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,638,984	4,049,459
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,573,396	358,060
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,794,021	2,291,920
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,006,401	6,699,439
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,727,273	3,491,488
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,508,022	3,869,232
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(4,659,411)
Allowance for doubtful accounts		(2,387,981)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,846,195	2,189,259
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,129,525
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,751,553	1,302,229
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,727,273	3,491,488
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,047,535	3,006,209
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,709,953	3,539,702
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(5,307,279)
Allowance for doubtful accounts		(2,221,287)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,421,728	2,730,394
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	550,515
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,075,292	275,815
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,047,535	3,006,209
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	14,466,560	12,804,907
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	18,294,487	14,730,348
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(9,975,061)
Allowance for doubtful accounts		(8,803,398)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	11,551,826	8,211,749
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,061,673	469,117
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,853,061	4,124,041
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	14,466,560	12,804,907
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	57,918,862	45,422,525
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	69,745,712	54,459,902
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(15,141,067)
Allowance for doubtful accounts		(16,781,367)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	44,481,081	31,036,019
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,931,358	6,492,927
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,506,423	7,893,579
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	$ 57,918,862	45,422,525
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		6,163,903
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		6,537,514
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts		(1,088,742)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		4,551,187
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		817,788
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		794,928
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		$ 6,163,903